Cost of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cost of revenue
Amortization expenses	$ 6,309,065	$ 6,324,124	$ 3,968,113
Depreciation expenses of server hardware	2,663,616	900,608	393,242
Resource usage fees	1,493,073	1,573,653	0
Virtual simulation fee	820,806	0	0
Website maintenance fee	344,555	356,523	227,199
Raw material consumption fees	86,117	156,790	59,132
Other	80,638	146,861	67,733
Total	$ 11,797,870	$ 9,458,559	$ 4,715,419